Trade Payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade Payables	TRADE PAYABLES

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Trade payables	32,893	7,043
The trade payables are non-interest-bearing and are normally settled on 30-day terms.
As at December 31, 2022 and 2021, amounts due to the Company’s related parties, included in the Company’s trade payables, were $1.2 million and $2.4 million, respectively (note 32).